Employee compensation and benefits - Mortality tables and average life expectancy at age 60 for the principal plan (Details) - Pension Plan - Principal plan	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Aged 60, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	25 years 4 months 24 days	25 years 2 months 12 days
Aged 40, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	28 years 3 months 18 days	28 years 2 months 12 days
Aged 60, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	29 years 1 month 6 days	28 years 10 months 24 days
Aged 40, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	31 years 3 months 18 days	31 years 2 months 12 days